Expense Example - AllianzIM Buffer15 Uncapped Allocation ETF - AllianzIM Buffer15 Uncapped Allocation ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,033